Income taxes - Reconciliation of the effective income tax rate (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Expense (Benefit), Amount:
Japan national tax rate		¥ 138,194
Japan local tax, net of national tax effect	[1]	29,213
Total		¥ 165,439	¥ 124,709	¥ 96,630
Income Tax Rate, Percent:
Effective statutory tax rate			31.00%	31.00%
Japan national tax rate, rate		25.60%
Japan local tax, net of national tax effect, rate	[1]	5.40%
Changes in deferred tax valuation allowances, rate			(5.30%)	3.90%
Additional taxable income, rate			1.30%	0.20%
Non-deductible expenses, rate			3.20%	6.00%
Non-taxable income, rate			(1.60%)	(2.50%)
Dividends from foreign subsidiaries, rate			0.00%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries, rate			0.00%	(0.20%)
Different tax rate applicable to income (loss) of foreign subsidiaries, rate			(2.50%)	(0.20%)
Effect of changes in foreign tax laws, rate			0.00%	0.00%
Effect of changes in domestic tax laws, rate			0.40%
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates, rate			0.00%	0.00%
Other (Percent)			(0.10%)	(2.90%)
Effective tax rate		30.60%	26.40%	35.30%
Domestic tax effects [Member]
Income Tax Expense (Benefit), Amount:
Changes in deferred tax valuation allowances		¥ 4,319
Stock-based compensation awards, amount		10,610
Non-taxable income amount		(2,699)
Tax credits, amount		(2,699)
Unrecognized tax benefit		5,039
Effect of cross-border tax laws, amount		3,239
Other (Amount)		(4,310)
Other. amount		¥ 3,426
Income Tax Rate, Percent:
Changes in deferred tax valuation allowances, rate		0.80%
Non-taxable income, rate		(0.50%)
Tax credits, rate		(0.50%)
Effect of cross-border tax laws, Percent		0.60%
Unrecognized tax benefit		0.90%
Other (Percent)		(0.80%)
Stock-based compensation awards, Percent		2.00%
Other, Percent		0.60%
US | Foreign tax effects [Member]
Income Tax Expense (Benefit), Amount:
Changes in deferred tax valuation allowances	[2]	¥ (43,725)
Other (Amount)		¥ 2,159
Income Tax Rate, Percent:
Changes in deferred tax valuation allowances, rate	[2]	(8.10%)
Other (Percent)		0.40%
UK | Foreign tax effects [Member]
Income Tax Expense (Benefit), Amount:
Changes in deferred tax valuation allowances		¥ 9,717
Other (Amount)		¥ (1,619)
Income Tax Rate, Percent:
Changes in deferred tax valuation allowances, rate		1.80%
Other (Percent)		(0.30%)
INDIA | Foreign tax effects [Member]
Income Tax Expense (Benefit), Amount:
Different tax rate applicable to income (loss) of foreign subsidiaries		¥ 7,557
Other (Amount)		¥ 540
Income Tax Rate, Percent:
Different tax rate applicable to income (loss) of foreign subsidiaries, rate		1.40%
Other (Percent)		0.10%
Other Foreign [Member] | Foreign tax effects [Member]
Income Tax Expense (Benefit), Amount:
Other jurisdictions		¥ 6,478
Income Tax Rate, Percent:
Other jurisdictions, rate		1.20%

[1]	The tax effects in this category primarily relate to local Japanese taxes arising in Tokyo
[2]	Primarily due to improved profitability and increase in taxable temporary differences resulted in release of certain valuation allowance.